Long-Term Debt Under Credit Facility (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Principal	$ 235,000	$ 235,000
Principal repaid	(134,137)
Outstanding amount	100,863	235,000
Unamortized deferred financing costs	(3,632)	(9,560)
Total debt	97,231	225,440
Less current portion	(12,226)	(41,125)
Non-current portion	$ 85,005	$ 184,315